Schedule of Investments (unaudited) March 31, 2021	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Birch Grove CLO Ltd., Series 19A, Class C, (3 mo. LIBOR US + 2.95%), 3.13%, 06/15/31(a)(b)	$300	$299,413
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class C, (3 mo. LIBOR US + 2.70%), 2.92%, 04/20/31(a)(b)	250	249,257
Cedar Funding VI CLO Ltd., Series 2016-6A, Class CR, (3 mo. LIBOR US + 2.10%), 2.32%, 10/20/28(a)(b)	250	249,557
Elmwood CLO II Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 2.90%), 3.12%, 04/20/31(a)(b)	250	250,269
Jamestown CLO IX Ltd., Series 2016-9A, Class BR, (3 mo. LIBOR US + 2.65%), 2.87%, 10/20/28(a)(b)	255	254,547
Ocean Trails CLO VI, Series 2016-6A, Class CRR, (3 mo. LIBOR US + 2.25%), 2.43%, 07/15/28(a)(b)(c)	250	250,000
OCP CLO Ltd., Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.85%), 2.07%, 10/26/27(a)(b)	250	250,050
OHA Credit Funding Ltd., Series 2019-4A, Class C, (3 mo. LIBOR US + 2.65%), 2.87%, 10/22/32(a)(b)	250	250,821
Palmer Square CLO Ltd., Series 2015-1A, Class BR3, (3 mo. LIBOR US + 2.00%), 2.22%, 05/21/29(a)(b)	250	248,695
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.47%, 04/20/27	250	249,656
Series 2019-4A, Class B, (3 mo. LIBOR US + 2.10%), 2.32%, 10/24/27	250	249,571
Securitized Asset Backed Receivables LLC Trust (a)
Series 2005-OP1, Class M2, (1 mo. LIBOR US + 0.68%), 0.78%, 01/25/35	166	160,320
Series 2005-OP2, Class M1, (1 mo. LIBOR US + 0.65%), 0.75%, 10/25/35	325	324,810
Trimaran Cavu Ltd., Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.37%, 07/20/32(a)(b)	250	250,846

Total Asset-Backed Securities — 6.4% (Cost: $3,519,917)		3,537,812

Foreign Agency Obligations

Supranational — 0.7%

International Bank for Reconstruction & Development, Series C, 0.00%, 09/17/30(d)	500	401,477

Total Foreign Agency Obligations — 0.7% (Cost: $434,030)		401,477

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a) — 0.4%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 2.62%, 11/25/33	28	27,431
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(b)(e)	200	200,000

		227,431

Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	$100	$19,987

Total Non-Agency Mortgage-Backed Securities — 0.5% (Cost: $241,465)		247,418

Preferred Securities

Capital Trust — 0.7%

Electric Utilities — 0.7%
PPL Capital Funding, Inc., Series A, 2.86%, 03/30/67(a)	400	374,880

Total Preferred Securities — 0.7% (Cost: $396,104)		374,880

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.5%
Uniform Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	787	860,321

Interest Only Collateralized Mortgage Obligations — 0.9%
Ginnie Mae Mortgage-Backed Securities(a)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.35%, 12/16/39	180	28,615
Series 2009-78, Class SD, (1 mo. LIBOR US + 6.20%), 6.09%, 09/20/32	374	757
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.55%, 04/16/41	1,868	361,085
Uniform Mortgage-Backed Securities
Series 2012-47, Class NI, 4.50%, 04/25/42	566	105,245
Series 2012-96, Class DI, 4.00%, 02/25/27	218	3,922

		499,624

Mortgage-Backed Securities — 44.0%
Ginnie Mae Mortgage-Backed Securities, Series 2006-30, Class IO, 2.72%, 05/16/46(a)	78	1
Government National Mortgage Association Mortgage- Backed Securities, 5.00%, 11/15/35	3	3,415
Uniform Mortgage-Backed Securities 5.50%, 10/01/23 - 09/01/36	1,329	1,551,719
4.00%, 10/01/24 - 02/01/41	3,836	4,213,819
2.50%, 10/01/28	1,983	2,067,283
3.50%, 08/01/33 - 01/01/46	4,705	5,077,922
5.00%, 11/01/33 - 02/01/40	1,588	1,840,692
6.00%, 02/01/36 - 03/01/38	179	212,261
4.50%, 04/01/39 - 02/01/46	5,192	5,818,307
3.00%, 03/01/43	3,332	3,543,158

		24,328,577

Total U.S. Government Sponsored Agency Securities — 46.4% (Cost: $23,557,391)		25,688,522

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations

U.S. Treasury Bonds 1.88%, 02/15/41 - 02/15/51	$1,950	$1,761,141
3.00%, 08/15/48	5,100	5,723,156
U.S. Treasury Notes 2.75%, 08/15/21 - 07/31/23(f)	7,000	7,095,976
2.00%, 05/31/24	7,500	7,875,879
2.88%, 07/31/25(f)	10,230	11,158,692
1.13%, 02/15/31	1,800	1,700,719

Total U.S. Treasury Obligations — 63.8% (Cost: $33,459,597)		35,315,563

Total Long-Term Investments — 118.5% (Cost: $61,608,504)		65,565,672

	Shares

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(h)	1,122,179	1,122,179

Total Short-Term Securities — 2.0% (Cost: $1,122,179)		1,122,179

Total Investments Before Options Written — 120.5% (Cost: $62,730,683)		66,687,851

Options Written — (0.5)% (Premiums Received: $(241,240))		(282,897)

Total Investments, Net of Options Written — 120.0% (Cost: $62,489,443)		66,404,954

Liabilities in Excess of Other Assets — (20.0)%		(11,077,145)

Net Assets — 100.0%		$55,327,809

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,363,620	$—	$(2,241,441	)(a)	$—	$—	$1,122,179	1,122,179	$177	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Suisse Securities (USA) LLC	0.07	%(b)	11/20/20	Open	$6,670,625	$6,673,384	U.S. Treasury Obligations	Open/Demand
BofA Securities, Inc	0.06	(b)	03/31/21	04/01/21	2,192,500	2,192,504	U.S. Treasury Obligations	Open/Demand

					$8,863,125	$8,865,888

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Government Fund, Inc. (EGF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts 10-Year U.S. Treasury Note.	61	06/21/21	$7,987	$(161,619)
10-Year U.S. Ultra Note	2	06/21/21	287	(10,411)
U.S. Long Bond	7	06/21/21	1,082	(42,451)
2-Year U.S. Treasury Note	9	06/30/21	1,987	(574)

				(215,055)

Short Contracts
U.S. Ultra Bond	4	06/21/21	725	10,599
2-Year U.S. Treasury Note	20	06/30/21	4,415	2,162
5-Year U.S. Treasury Note	48	06/30/21	5,923	31,530

				44,291

				$(170,764)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
Call
10-Year Interest Rate Swap, 05/01/31	1.77%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Citibank N.A.	04/29/21	1.77%	USD	5,907	$(44,275)
2-Year Interest Rate Swap, 05/01/23	0.28%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Citibank N.A.	04/29/21	0.28	USD	23,626	(7,941)
30-Year Interest Rate Swap, 05/01/51	2.19%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Citibank N.A.	04/29/21	2.19	USD	2,954	(59,798)
5-Year Interest Rate Swap, 05/01/26	1.03%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Citibank N.A.	04/29/21	1.03	USD	14,965	(36,178)
10-Year Interest Rate Swap, 01/22/32	1.04%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	01/20/22	1.04	USD	1,800	(5,919)
10-Year Interest Rate Swap, 02/24/32	1.42%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Barclays Bank PLC	02/22/22	1.42	USD	910	(7,715)

										(161,826)

Put
10-Year Interest Rate Swap, 01/22/32	3-Month LIBOR, 0.19%, 0.00%	Quarterly	1.54%	Semi-Annual	Bank of America N.A.	01/20/22	1.54	USD	1,800	(92,285)
10-Year Interest Rate Swap, 02/24/32	3-Month LIBOR, 0.19%, 0.00%	Quarterly	1.92%	Semi-Annual	Barclays Bank PLC	02/22/22	1.91	USD	910	(28,786)
										(121,071)

										$(282,897)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	200	$(21,946)	$(22,136)	$190
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	NR	USD	41	(4,502)	(4,564)	62

								$(26,448)	$(26,700)	$252

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$3,537,812	$—	$3,537,812
Foreign Agency Obligations.	—	401,477	—	401,477
Non-Agency Mortgage-Backed Securities	—	47,418	200,000	247,418
Preferred Securities
Capital Trust	—	374,880	—	374,880
U.S. Government Sponsored Agency Securities	—	25,688,522	—	25,688,522
U.S. Treasury Obligations	—	35,315,563	—	35,315,563
Short-Term Securities
Money Market Funds	1,122,179	—	—	1,122,179

	$1,122,179	$65,365,672	$200,000	$66,687,851

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$252	$—	$252
Interest Rate Contracts	44,291	—	—	44,291
Liabilities
Interest Rate Contracts	(215,055)	(282,897)	—	(497,952)

	$(170,764)	$(282,645)	$—	$(453,409)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $8,865,888 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

IO	Interest Only

LIBOR	London Interbank Offered Rate

4